Feb. 18, 2022
SIIT Screened World Equity Ex-US Fund
Screened World Equity Ex-US Fund

SEI INSTITUTIONAL INVESTMENTS TRUST

Screened World Equity Ex-US Fund
(the "Fund")

Supplement Dated February 18, 2022
to the Prospectus dated September 30, 2021, as amended on November 2, 2021,
December 17, 2021 and February 4, 2022

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Investment Strategy for the Fund

In the Fund Summary for the Fund, under the heading titled "Principal Investment Strategies," the first paragraph thereunder is hereby deleted and replaced with the following:

Under normal circumstances, the Screened World Equity Ex-US Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of foreign companies of various capitalization ranges. These securities may include common stocks, preferred stocks, depositary receipts, warrants, exchange-traded funds (ETFs) based on an international equity index, derivative instruments (principally futures and forward contracts) whose value is based on an international equity index or an underlying equity security or basket of equity securities and investment companies whose portfolios are designed to correlate with a portfolio of international equity securities.

The Fund will invest in securities of foreign issuers located in developed and emerging market countries, but will seek to avoid investing in companies whose activities directly or indirectly benefit the governments of countries that support terrorism, genocide or human rights abuses. The Fund will also maintain an Anti-BDS approach. BDS refers to the Palestinian-led movement promoting boycotts, divestments and economic sanctions against Israel. The Fund will seek to avoid investing in companies identified as having adopted or implemented a BDS stance. This policy has been adopted to enable investment in the Fund by institutional investors that seek to support Israel or oppose the BDS movement in their investment implementation. This Fund policy is for the benefit of such noted investors and not meant as a formal representation of SEI's official corporate policy or position on the issue of BDS.

The Fund will not invest more than 35% of its assets in the common stocks or other equity securities of issuers located in emerging market countries. The Fund may also, to a lesser extent, invest in swaps on securities for risk management purposes or as part of its investment strategies. The Fund's benchmark is the MSCI All Country World Ex-U.S. Net Index (net of dividends). The Fund is expected to have an absolute return and risk profile similar to the international equity market. The Fund is diversified as to issuers, market capitalization, industry and country.

There are no other changes to the Investment Strategy of the Fund.

Change in Principal Risks for the Fund

In the Fund Summary for the Fund, under the heading titled "Principal Risks", the first sentence of "Social Investment Criteria Risk" is hereby deleted and replaced with the following:

The Fund's portfolio is subject to certain social investment criteria, including its anti-BDS approach.

There are no other changes to the Principal Risks of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE